UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment           [_]  Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Addison Clark Management, L.L.C.
Address:    10 Wright Street, Suite 100
            Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Terence M. Hogan
Title:      Managing Member
Phone:      (203) 222-4000

Signature, Place, and Date of Signing:


/s/ Terence M. Hogan      Westport, Connecticut      February 14, 2011
--------------------     ----------------------    --------------------
     [Signature]            [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $606,239
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number              Name
---   --------------------              ----

1.    028-10545                         Addison Clark Fund, L.P.

2.    028-10547                         Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Addison Clark Management, LLC
                                                         December 31, 2010
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7     COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION     MNGRS  SOLE SHARED    NONE
--------------                --------------     -----      -------  -------   --- ----  ----------     -----  ----  ------   ----
AMERIPRISE FINL INC           COM               03076C106   4,958       86,150 SH        SHARED-DEFINED 1,2            86,150
AMERISTAR CASINOS INC         COM               03070Q101  32,514    2,080,223 SH        SHARED-DEFINED 1,2         2,080,223
BARRICK GOLD CORP             COM               067901108  16,648      313,049 SH        SHARED-DEFINED 1,2           313,049
BEST BUY INC                  COM               086516101  13,718      400,050 SH        SHARED-DEFINED 1,2           400,050
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    112585104  23,487      705,531 SH        SHARED-DEFINED 1,2           705,531
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109  10,152      300,000     PUT   SHARED-DEFINED 1,2           300,000
CALPINE CORP                  COM NEW           131347304  16,713    1,252,866 SH        SHARED-DEFINED 1,2         1,252,866
CAREFUSION CORP               COM               14170T101  12,593      490,000 SH        SHARED-DEFINED 1,2           490,000
CENOVUS ENERGY INC            COM               15135U109  28,477      856,717 SH        SHARED-DEFINED 1,2           856,717
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305  36,678      941,914 SH        SHARED-DEFINED 1,2           941,914
CRESUD SA COMERCIAL           *W EXP 05/22/201  P3311R192     205      912,822 SH        SHARED-DEFINED 1,2           912,822
EL PASO CORP                  COM               28336L109  36,764    2,671,775 SH        SHARED-DEFINED 1,2         2,671,775
ENSCO PLC                     SPONSORED ADR     29358Q109  36,022      674,814 SH        SHARED-DEFINED 1,2           674,814
EXPRESS SCRIPTS INC           COM               302182100  16,215      300,000     PUT   SHARED-DEFINED 1,2           300,000
FULL HOUSE RESORTS INC        COM               359678109   4,526    1,335,057 SH        SHARED-DEFINED 1,2         1,335,057
GEOMET INC DEL                COM               37250U201     122      105,830 SH        SHARED-DEFINED 1,2           105,830
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109   5,226      194,945 SH        SHARED-DEFINED 1,2           194,945
INTERNATIONAL FLAVORS&FRAGRA  COM               459506101  15,823      284,632 SH        SHARED-DEFINED 1,2           284,632
ISLE OF CAPRI CASINOS INC     COM               464592104  13,495    1,320,468 SH        SHARED-DEFINED 1,2         1,320,468
JOHNSON & JOHNSON             COM               478160104   7,855      126,999 SH        SHARED-DEFINED 1,2           126,999
KIMBERLY CLARK CORP           COM               494368103   7,943      125,999 SH        SHARED-DEFINED 1,2           125,999
MARRIOTT INTL INC NEW         CL A              571903202  16,616      400,000     PUT   SHARED-DEFINED 1,2           400,000
MEDCO HEALTH SOLUTIONS INC    COM               58405U102  12,254      200,000     PUT   SHARED-DEFINED 1,2           200,000
MICROSOFT CORP                COM               594918104  28,273    1,012,989 SH        SHARED-DEFINED 1,2         1,012,989
NETFLIX INC                   COM               64110L106   5,447       31,000 SH        SHARED-DEFINED 1,2            31,000
PENN NATL GAMING INC          COM               707569109  51,558    1,466,792 SH        SHARED-DEFINED 1,2         1,466,792
PEPSICO INC                   COM               713448108  14,801      226,561 SH        SHARED-DEFINED 1,2           226,561
PINNACLE ENTMT INC            COM               723456109  23,713    1,691,350 SH        SHARED-DEFINED 1,2         1,691,350
PROCTER & GAMBLE CO           COM               742718109   8,430      131,039 SH        SHARED-DEFINED 1,2           131,039
UNITEDHEALTH GROUP INC        COM               91324P102  27,371      757,993 SH        SHARED-DEFINED 1,2           757,993
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209  23,997      907,602 SH        SHARED-DEFINED 1,2           907,602
WASTE MGMT INC DEL            COM               94106L109   9,399      254,929 SH        SHARED-DEFINED 1,2           254,929
WELLCARE HEALTH PLANS INC     COM               94946T106  43,694    1,445,877 SH        SHARED-DEFINED 1,2         1,445,877
ZALE CORP NEW                 COM               988858106     554      130,000 SH        SHARED-DEFINED 1,2           130,000

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